Other Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Deferred consideration receivable	$ 79.2	$ 0.0
Deposit on acquisition	0.0	18.7
Other current assets	$ 79.2	$ 18.7